INVENTORIES	12 Months Ended
Apr. 01, 2012
INVENTORIES
3.	INVENTORIES
Inventories consist of (in thousands):
	April 1,	March 27,
	2012	2011

Food and beverage	$2,780	$2,889
Supplies	2,448	2,779
	$5,228	$5,668